INVESTMENT PROPERTIES - Maturity analysis of lease payments receivable under operating leases (FY) (Details) - Investment property - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
INVESTMENT PROPERTIES
Lease payments receivable	$ 20,313	$ 19,588
2023
INVESTMENT PROPERTIES
Lease payments receivable	2,448	3,600
2024
INVESTMENT PROPERTIES
Lease payments receivable	4,534	3,701
2025
INVESTMENT PROPERTIES
Lease payments receivable	3,708	3,229
2026
INVESTMENT PROPERTIES
Lease payments receivable	2,915	2,492
2027
INVESTMENT PROPERTIES
Lease payments receivable	1,922	1,855
Thereafter
INVESTMENT PROPERTIES
Lease payments receivable	$ 4,786	$ 4,711